Selected Quarterly Consolidated Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Consolidated Financial Data (unaudited)
Selected Quarterly Consolidated Financial Data (unaudited)

(in thousands, except per-share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Total revenue	$562,679	$590,406	$554,044	$516,180
Gross profit	169,536	165,399	162,059	140,536
Net income	66,547	55,268	64,715	53,063
Basic earnings per share
Net income	4.96	4.12	4.83	3.94
Diluted earnings per share
Net income	4.96	4.12	4.83	3.94
2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$508,083	$578,523	$557,396	$505,556
Gross profit	140,964	147,796	145,196	125,071
Net income	49,589	52,259	71,361	33,698
Basic earnings per share
Net income	3.57	3.77	5.22	2.51
Diluted earnings per share
Net income	3.57	3.77	5.22	2.51